Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Abstract]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net change in net assets available for benefits per the financial statements to the Form 5500:

	2025	2024

Net (decrease) increase in net assets available for benefits
per the financial statements	$(3,112,704)	$43,380,854
Plus: Prior year accrued interest and dividends	—	50,118
Net (loss) income per the Form 5500	$(3,112,704)	$43,430,972

EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net change in net assets available for benefits per the financial statements to the Form 5500:

	2025	2024

Net (decrease) increase in net assets available for benefits
per the financial statements	$(3,112,704)	$43,380,854
Plus: Prior year accrued interest and dividends	—	50,118
Net (loss) income per the Form 5500	$(3,112,704)	$43,430,972